Summary of Net Deferred Income Tax Assets (Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components Of Deferred Tax Assets And Liabilities [Abstract]
Property and equipment	$ 10,543
Insurance	48,759	54,800
Accounts receivable allowances
Compensation	56,976	63,641
Net operating losses	82,250	60,542
Assets held for sale		9,709
Goodwill and intangibles
Other	29,538	23,706
Deferred Tax Assets, Gross, Total	228,066	212,398
Reclassification of deferred tax liabilities	(123,360)	(160,522)
Net deferred tax assets	104,706	51,876
Valuation allowance	(49,743)	(48,977)	(38,631)
Deferred Tax Assets, Net, Total	54,963	2,899
Property and equipment		2,822
Accounts receivable allowances	2,165	15,571
Assets held for sale	995
Goodwill and intangibles	120,200	142,129
Reclassification of deferred tax liabilities	$ 123,360	$ 160,522